Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO[1] ($) (b)	Compensation Actually Paid to PEO[2] ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs[2] ($) (e)	Total Shareholder Return (TSR)[4] ($) (f)	Peer Group Total Shareholder Return (TSR)[5] ($) (g)	Net Income[6] ($ in millions) (h)	Company Selected Measure (CSM) Adjusted EBITDA[7] ($ in millions) (i)
2024	9,366,248	81,500	2,564,421	917,878	101.83	143.93	91	270
2023	8,010,011	5,857,449	2,047,796	1,782,442	150.11	121.22	171	354
2022	10,700,380	15,936,961	3,035,129	3,804,625	142.65	113.87	179	352
2021	9,624,154	13,826,504	2,754,388	3,770,647	145.44	152.43	124	255
2020	9,561,338	13,276,744	3,380,686	4,449,825	96.84	100.85	138	289
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Named Executive Officers, Footnote	Mr. Sarvadi was our principal executive officer or “PEO” for each of the reported fiscal years. The dollar amounts reported in column (b) are the amounts reported for Mr. Sarvadi, for each corresponding year in the Total column of the Summary Compensation Table.The names of each of the NEOs included for these purposes in each applicable year were as follows: (a) for 2024 Messrs. Allison, Arizpe, and Callens, as well as Mr. Sharp our retired Executive Vice President of Finance, Chief Financial Officer and Treasurer; (b) for 2023 Messrs. Allison, Arizpe, and Sharp, as well as Daniel D. Herink, our retired Executive Vice President of Legal, General Counsel and Secretary; (c) for 2022, Messrs. Allison, Arizpe, Herink, and Sharp; (d) for 2021, Messrs. Allison, Arizpe, Herink, and Sharp as well as Mr. Mincks, our retired Executive Vice President of Sales and Marketing; and (e) for 2020, Messrs. Arizpe, Herink, Mincks, and Sharp. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEO’s as a group in the Total column of the Summary Compensation Table.
Peer Group Issuers, Footnote	The Peer Group TSR used for this purpose is the S&P 1500 Composite Human Resource and Employment Services Index, which we also use in the stock performance graph required by Item 201(a) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 10, 2025.
PEO Total Compensation Amount	$ 9,366,248	$ 8,010,011	$ 10,700,380	$ 9,624,154	$ 9,561,338
PEO Actually Paid Compensation Amount	$ 81,500	5,857,449	15,936,961	13,826,504	13,276,744
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Sarvadi and to our non-PEO NEOs as a group, respectively, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually earned, realized or received. In accordance with these rules, the amounts reflected as Total Compensation in the Summary Compensation Table were adjusted as shown below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation
	Summary Compensation Total ($)	Less: Value of stock awards reported in Summary Compensation Table in the covered year ($)	Plus: Year-end fair value of outstanding and unvested equity awards granted in the year ($)	Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years[a] ($)	Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Less: Value of stock awards granted in prior years that failed to meet vesting conditions in the year ($)	Compensation Actually Paid ($)
PEO 2024	9,366,248	(6,636,701)	5,120,138	(6,519,672)	(1,248,513)	—	81,500
Non-PEO NEOs 2024	2,564,421	(1,345,502)	948,832	(963,076)	(227,308)	(59,489)	917,878
[a] Includes value of any dividend equivalents credited in the applicable year that are otherwise not reflected in the fair value of such award.

Non-PEO NEO Average Total Compensation Amount	$ 2,564,421	2,047,796	3,035,129	2,754,388	3,380,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ 917,878	1,782,442	3,804,625	3,770,647	4,449,825
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Sarvadi and to our non-PEO NEOs as a group, respectively, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually earned, realized or received. In accordance with these rules, the amounts reflected as Total Compensation in the Summary Compensation Table were adjusted as shown below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation
	Summary Compensation Total ($)	Less: Value of stock awards reported in Summary Compensation Table in the covered year ($)	Plus: Year-end fair value of outstanding and unvested equity awards granted in the year ($)	Plus (Less): Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years[a] ($)	Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Less: Value of stock awards granted in prior years that failed to meet vesting conditions in the year ($)	Compensation Actually Paid ($)
PEO 2024	9,366,248	(6,636,701)	5,120,138	(6,519,672)	(1,248,513)	—	81,500
Non-PEO NEOs 2024	2,564,421	(1,345,502)	948,832	(963,076)	(227,308)	(59,489)	917,878
[a] Includes value of any dividend equivalents credited in the applicable year that are otherwise not reflected in the fair value of such award.

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus TSR
The following chart shows the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group, together with the Company’s cumulative TSR, and the Peer Group TSR of the S&P 1500 Composite Human Resource and Employment Services Index, for the applicable years.

Compensation Actually Paid vs. Net Income
CAP Versus Net Income
The following chart shows the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group, together with the Company’s net income for the applicable years. Although the Company does not use net income as a performance measure in the overall executive compensation program, the Company believes net income is correlated with non-GAAP adjusted EBITDA and EBITDAIC, which represent the largest components of NEO compensation.

Compensation Actually Paid vs. Company Selected Measure
CAP Versus Adjusted EBITDA
The following chart shows the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group, together with the Company’s non-GAAP Adjusted EBITDA for the applicable years. The Company selected non-GAAP Adjusted EBITDA as our CSM as it represents the largest component of our LTIP and NEO compensation.

Tabular List, Table	Adjusted EBITDA (financial performance measure)
•Adjusted EBITDAIC (financial performance measure)
•Relative TSR (financial performance measure)
•Growth in Number of Traditional Employment Employees (WX Employee Growth) (non-financial performance measure)
•Growth in Average WSEEs Paid (non-financial performance measure)
•Development and Completion of Initial Planning Phase of Workday Partnership Strategy (non-financial performance measure)

Total Shareholder Return Amount	$ 101.83	150.11	142.65	145.44	96.84
Peer Group Total Shareholder Return Amount	143.93	121.22	113.87	152.43	100.85
Net Income (Loss)	$ 91,000,000	$ 171,000,000	$ 179,000,000	$ 124,000,000	$ 138,000,000
Company Selected Measure Amount	270,000,000	354,000,000	352,000,000	255,000,000	289,000,000
PEO Name	Sarvadi
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019.Net Income is a GAAP financial measure. Please read our annual report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 10, 2025 and our prior Form 10-K for the year ended December 31, 2022 filed with the SEC on February 9, 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure used by management to analyze the Company’s performance. Adjusted EBITDA represents EBITDA (earnings before interest, taxes, depreciation and amortization) plus stock-based compensation, amortization of SaaS implementation costs and certain other predefined specified items. Please read Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Financial Measures,” in our annual report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 10, 2025 and our prior Form 10-K for the year ended December 31, 2022 filed with the SEC on February 9, 2023 for a reconciliation of this non-GAAP financial measure to the most directly comparable financial measure calculated and presented in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAIC
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Growth in Number of Traditional Employment Employees (WX Employee Growth)
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Average WSEEs Paid
Measure:: 6
Pay vs Performance Disclosure
Name	Development and Completion of Initial Planning Phase of Workday Partnership Strategy
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,636,701)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,120,138
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,519,672)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,248,513)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,489)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,345,502)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	948,832
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,076)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (227,308)